Deferred Sales Inducements	12 Months Ended
Dec. 31, 2016
Deferred Sales Inducements
(10)	Deferred Sales Inducements

DSI at December 31, and the changes in the balance for years then ended, are as follows:

	2016	2015	2014
Balance, beginning of year	$21,148	19,510	18,345
Capitalization	566	1,492	2,370
Interest	1,004	1,020	971
Amortization	(2,939)	(2,924)	(1,762)
Change in shadow DSI	101	2,050	(414)

Balance, end of year	$19,880	21,148	19,510

The change in shadow DSI balances are impacted by movements in unrealized gains and losses as a result of market conditions. See note 9 for impacts of unlocking relating to DSI.